Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Mar. 31, 2023
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of accrued expenses and other current liabilities
	As of March 31,
	2022	2023
	$	$

Accrued payroll	243	90
Accrued housing allowance	231	210
Accrued other social benefits	1,462	1,193
Deposits received from customers	79	-
Accrued audit fee	200	205
Others	384	293
	2,599	1,991